LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

	Year ended December 31
	2022	2021
	Number of shares

Weighted average number of shares of common stock outstanding attributable to stockholders	1,200,608	528,776
Total weighted average number of shares of common stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	27,518	33,533

(*)	The effect of the inclusion of option in 2023 and 2022 is anti-dilutive.